Shareholder Fees - FIMMFunds-Class1ComboPRO	May 30, 2023 USD ($)
FIMMFunds-Class1ComboPRO | Fidelity Investments Money Market Tax Exempt Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none